Document Information	12 Months Ended
Dec. 31, 2023
Document Information:
Document Type	2.01 SD
Amendment	false
CIK	0001163302
Registrant Name	UNITED STATES STEEL CORP
Period End Date	Dec. 31, 2023
Reporting Currency	USD
Alternative Reporting Regime	NR